UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 28.7%
$200,000	Anadarko Petroleum Corp.	$219,330
	5.950%, 9/15/2016
200,000	Anadarko Petroleum Corp.	222,919
	6.375%, 9/15/2017
200,000	Arch Coal, Inc.	223,250
	8.750%, 8/1/2016
175,000	Arch Coal, Inc.	185,938
	7.250%, 10/1/2020
12,000	Arch Western Finance LLC	12,120
	6.750%, 7/1/2013
175,000	Chesapeake Energy Corp.	217,000
	9.500%, 2/15/2015
50,000	Chesapeake Energy Corp.	53,625
	6.500%, 8/15/2017
150,000	Chesapeake Energy Corp.	159,750
	6.875%, 8/15/2018
25,000	Denbury Resources, Inc.	28,375
	9.750%, 3/1/2016
100,000	Denbury Resources, Inc.	111,250
	8.250%, 2/15/2020
150,000	El Paso Corp.	167,583
	7.000%, 6/15/2017
100,000	Encore Acquisition Corp.	113,000
	9.500%, 5/1/2016
150,000	Panhandle Eastern Pipeline Co. LP	176,736
	8.125%, 6/1/2019
100,000	Petrohawk Energy Corp.	115,000
	10.500%, 8/1/2014
200,000	Petrohawk Energy Corp.	207,000
	7.250%, 8/15/2018
150,000	Pioneer Natural Resources Co.	156,560
	5.875%, 7/15/2016
150,000	Pioneer Natural Resources Co.	162,054
	6.650%, 3/15/2017
100,000	Pioneer Natural Resources Co.	108,568
	6.875%, 5/1/2018

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Principal
Amount		Value

$100,000	Quicksilver Resources, Inc.	$116,750
	11.750%, 1/1/2016
200,000	Quicksilver Resources, Inc.	194,500
	7.125%, 4/1/2016
100,000	Range Resources Corp.	106,500
	7.250%, 5/1/2018
100,000	Range Resources Corp.	105,625
	6.750%, 8/1/2020
150,000	Suncor Energy, Inc.	170,702
	6.100%, 6/1/2018
150,000	Sunoco, Inc.	180,144
	9.625%, 4/15/2015
200,000	Sunoco, Inc.	211,281
	5.750%, 1/15/2017
200,000	Teekay Corp.	215,250
	8.500%, 1/15/2020
200,000	Tennessee Gas Pipeline Co.	237,438
	8.000%, 2/1/2016
300,000	Williams Cos., Inc.	374,965
	7.875%, 9/1/2021

	TOTAL BONDS	4,553,213
	(Cost $4,487,018)

Number
of Shares		Value
	COMMON STOCKS - 45.4%
	ENERGY - 35.3%
4,300	Anadarko Petroleum Corp.	351,869
5,435	ConocoPhillips	423,223
3,615	Enbridge, Inc.	216,539
17,435	Enbridge Energy Management LLC	1,165,677
6,115	EQT Corp.	301,470
17,167	Kinder Morgan Management LLC	1,126,327
5,435	Occidental Petroleum Corp.	554,207
22,175	Spectra Energy Corp.	593,181
9,050	Teekay Offshore Partners LP	260,369
7,230	TransCanada Corp.	290,718
10,625	Williams Cos., Inc.	322,575
		5,606,155

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value

	UTILITIES - 10.1%
23,285	CenterPoint Energy, Inc.	$369,300
20,765	Duke Energy Corp.	373,562
7,255	Oneok, Inc.	468,455
14,325	Questar Corp.	255,988
4,515	UGI Corp.	143,983
		1,611,288

	TOTAL COMMON STOCK	7,217,443
	(Cost $6,423,706)

	MASTER LIMITED PARTNERSHIPS - 24.4%
4,885	Alliance Holdings GP LP	269,359
5,790	Buckeye Partners LP^	374,462
6,915	Copano Energy LLC	250,392
6,120	DCP Midstream Partners LP	258,631
8,150	El Paso Pipeline Partners LP	307,255
5,100	Energy Transfer Equity LP	204,969
11,090	Enterprise Products Partners LP	483,524
1,820	EV Energy Partner LP	83,028
3,855	Genesis Energy LP	112,489
16,351	PAA Natural Gas Storage LP^	397,333
2,490	Pioneer Southwest Energy Partners LP	82,568
1,595	Plains All American Pipeline LP	104,425
4,160	Regency Energy Partners LP	115,523
1,820	Suburban Propane Partners LP	104,923
5,850	TC Pipelines LP	317,421
6,125	Western Gas Partners LP	221,970
3,435	Williams Partners LP	178,139

	TOTAL MASTER LIMITED PARTNERSHIPS	3,866,411
	(Cost $3,384,524)
Principal
Amount	SHORT TERM INVESTMENT - 1.5%
$235,025	Fidelity Institutional Money Market, 0.20%†	235,025

	TOTAL SHORT TERM INVESTMENTS	235,025
	(Cost $235,025)

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

TOTAL INVESTMENTS - 100.0%	$15,872,092
(Cost $14,530,273)
Other Liabilities in Excess of Assets - (0.0%)	(2,166)
TOTAL NET ASSETS - 100%	$15,869,926

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.
^	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 4.9% of net assets.

Sector Representation as of 2/28/11 (% of net assets)

Master Limited Partnerships	24.4%
Corporate Bonds	28.7%
Common Stocks	45.4%
Short-Term Investments	1.5%
Total Investments	100.0%
Other Liabilities in Excess of Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 26.2%
$50,000	Anadarko Petroleum Corp.	$54,833
	5.950%, 9/15/2016
40,000	Arch Coal, Inc.	42,500
	7.250%, 10/1/2020
40,000	Chesapeake Energy Corp.	42,900
	6.500%, 8/15/2017
35,000	ConocoPhillips	38,090
	4.600%, 1/15/2015
50,000	El Paso Corp.	55,861
	7.000%, 6/15/2017
50,000	Encore Acquisition Corp.	56,500
	9.500%, 5/1/2016
25,000	Panhandle Eastern Pipeline Co. LP	29,456
	8.125%, 6/1/2019
50,000	Petrohawk Energy Corp.	57,500
	10.500%, 8/1/2014
50,000	Pioneer Natural Resources Co.	54,018
	6.650%, 3/15/2017
50,000	Quicksilver Resources, Inc.	48,625
	7.125%, 4/1/2016
40,000	Range Resources Corp.	42,250
	6.750%, 8/1/2020
25,000	Suncor Energy, Inc.	28,450
	6.100%, 6/1/2018
50,000	Sunoco, Inc.	60,048
	9.625%, 4/15/2015
25,000	Teekay Corp.	26,906
	8.500%, 1/15/2020
50,000	Williams Cos., Inc.	62,494
	7.875%, 9/1/2021

	TOTAL BONDS	700,431
	(Cost $689,658)

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 44.4%
	ENERGY - 34.6%
685	Anadarko Petroleum Corp.	$56,054
865	ConocoPhillips	67,358
575	Enbridge, Inc.	34,443
2,980	Enbridge Energy Management LLC	199,231
1,085	EQT Corp.	53,490
2,936	Kinder Morgan Management LLC	192,628
865	Occidental Petroleum Corp.	88,204
3,535	Spectra Energy Corp.	94,561
1,445	Teekay Offshore Partners LP	41,573
1,155	TransCanada Corp.	46,443
1,695	Williams Cos., Inc.	51,460
		925,445

	UTILITIES - 9.8%
3,895	CenterPoint Energy, Inc.	61,775
3,465	Duke Energy Corp.	62,335
1,155	Oneok, Inc.	74,578
2,380	Questar Corp.	42,531
720	UGI Corp.	22,961
		264,180

	TOTAL COMMON STOCK	1,189,625
	(Cost $1,132,374)

	MASTER LIMITED PARTNERSHIPS - 20.5%
780	Alliance Holdings GP LP	43,009
1,105	Copano Energy LLC	40,012
975	DCP Midstream Partners LP	41,203
1,300	El Paso Pipeline Partners LP	49,010
1,285	Energy Transfer Equity LP	51,644
1,770	Enterprise Products Partners LP	77,172
290	EV Energy Partner LP	13,230
615	Genesis Energy LP	17,946
395	Pioneer Southwest Energy Partners LP	13,098
255	Plains All American Pipeline LP	16,695
665	Regency Energy Partners LP	18,467
290	Suburban Propane Partners LP	16,719
1,300	TC Pipelines LP	70,538
1,430	Western Gas Partners LP	51,823
550	Williams Partners LP	28,523

	TOTAL MASTER LIMITED PARTNERSHIPS	549,089
	(Cost $516,906)

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Principal
Amount		Value
	SHORT TERM INVESTMENT - 9.5%
$253,764	Fidelity Institutional Money Market, 0.20%†	$253,764

	TOTAL SHORT TERM INVESTMENTS	253,764
	(Cost $253,764)

	TOTAL INVESTMENTS - 100.6%	2,692,909
	(Cost $2,592,702)
	Other Liabilities in Excess of Assets - (0.6%)	(17,170)
	TOTAL NET ASSETS - 100%	$2,675,739

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.

Sector Representation as of 2/28/11 (% of net assets)

Master Limited Partnerships	20.5%
Corporate Bonds	26.2%
Common Stocks	44.4%
Short-Term Investments	9.5%
Total Investments	100.6%
Other Liabilities in Excess of Assets	-0.6%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund and FAMCO MLP & Energy Income Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The FAMCO MLP & Energy Infrastructure Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.  The FAMCO MLP & Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund commenced investment operations on December 27, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Funds’ investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Funds’ portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Funds’ investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

FAMCO MLP Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited) (Continued)

Note 3 – Federal Income Taxes
At February 28, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	FAMCO MLP & Energy Infrastructure Fund	FAMCO MLP & Energy Income Fund

Cost of investments	$14,457,504	$2,589,372

Gross unrealized appreciation	1,431,656	104,999
Gross unrealized depreciation	(17,068)	(1,462)

Net unrealized appreciation	$1,414,588	$103,537

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2011, in valuing the Funds’ assets carried at fair value:

FAMCO MLP & Energy Infrastructure Fund

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$4,553,213	$-	$4,553,213
Common Stocks1	7,217,443	-	-	7,217,443
Master Limited Partnerships	3,094,616	-	771,795	3,866,411
Short-Term Investments	235,025	-	-	235,025
Total Investments, at Value	10,547,084	4,553,213	771,795	15,872,092
Total Assets	$10,547,084	$4,553,213	$771,795	$15,872,092

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 11/30/10	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	771,795	-
Balance as of 2/28/11	$771,795	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 2/28/11*	$75,578	$-

* Included in the related amounts on the Statement of Operations.

FAMCO MLP Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited) (Continued)

FAMCO MLP & Energy Income Fund

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$700,431	$-	$700,431
Common Stocks1	1,189,625	-	-	1,189,625
Master Limited Partnerships	549,089	-	-	549,089
Short-Term Investments	253,764	-	-	253,764
Total Investments, at Value	1,992,478	700,431	-	2,692,909
Total Assets	$1,992,478	$700,431	$-	$2,692,909

*The Fund did not hold any level 3 securities during the period.

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	April 28, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	April 28, 2011

* Print the name and title of each signing officer under his or her signature.